Cover	Apr. 21, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 21, 2023
Entity File Number	001-40389
Entity Registrant Name	B. RILEY PRINCIPAL 250 MERGER CORP.
Entity Central Index Key	0001844211
Entity Tax Identification Number	85-1635003
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	299 Park Avenue
Entity Address, Address Line Two	21st Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10171
City Area Code	212
Local Phone Number	457-3300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-third of one redeemable warrant
Trading Symbol	BRIVU
Security Exchange Name	NASDAQ
Class A common stock, par value $0.0001 per share
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	BRIV
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	BRIVW
Security Exchange Name	NASDAQ